As filed with the Securities and Exchange Commission on [date]

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeffrey T. Rauman, President/Chief Executive Officer

Advisors Series Trust

c/o U.S. Bancorp Fund Services, LLC

777 East Wisconsin Avenue, 4th Floor

Milwaukee, WI 53202
(Name and address of agent for service)

(626) 914-7235

Registrant’s telephone number, including area code

Date of fiscal year end: April 30, 2025

Date of reporting period: October 31, 2024

Item 1. Reports to Stockholders.

(a)

Reverb ETF
RVRB (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | October 31, 2024
This semi-annual shareholder report contains important information about the Reverb ETF for the period of May 1, 2024, to October 31, 2024. You can find additional information about the Fund at https://reverb-etf.com/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Reverb ETF	$16	0.30%
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$4,477,516
Number of Holdings	558
Portfolio Turnover	2%
Visit https://reverb-etf.com/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)*

Top 10 Issuers	(%)
Microsoft Corp.	6.3%
Apple, Inc.	5.8%
NVIDIA Corp.	5.8%
Alphabet, Inc.	4.1%
Amazon.com, Inc.	4.1%
Meta Platforms, Inc.	2.5%
Berkshire Hathaway, Inc.	1.7%
Eli Lilly & Co.	1.4%
Broadcom, Inc.	1.4%
Tesla, Inc.	1.4%

Top Sectors	(%)
Manufacturing	38.0%
Information	14.4%
Finance and Insurance	12.6%
Retail Trade	8.6%
Professional, Scientific, and Technical Services	7.7%
Administrative and Support and Waste Management and Remediation Services	4.4%
Mining, Quarrying, and Oil and Gas Extraction	2.6%
Utilities	2.5%
Real Estate and Rental and Leasing	2.4%
Cash & Other	6.8%
*	Expressed as a percentage of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://reverb-etf.com/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Distribution Cognizant documents not be householded, please contact Distribution Cognizant at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Distribution Cognizant or your financial intermediary.
Reverb ETF	PAGE 1	TSR-SAR-00770X253

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Reverb ETF
Core Financial Statements
October 31, 2024

REVERB ETF
SCHEDULE OF INVESTMENTS
October 31, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.8%
Accounting Tax Preparation Bookkeeping and Payroll Services - 0.1%
Paychex, Inc.	30	$4,180
Advertising Public Relations and Related Services - 0.2%
AppLovin Corp. - Class A(a)	27	4,574
Omnicom Group, Inc.	15	1,515
Trade Desk, Inc. - Class A(a)	39	4,688
		10,777
Aerospace Product and Parts Manufacturing - 1.2%
Boeing Co.(a)	48	7,167
HEICO Corp. - Class A	12	2,304
Honeywell International, Inc.	42	8,639
Lockheed Martin Corp.	21	11,467
RTX Corp.	108	13,067
Textron, Inc.	15	1,206
TransDigm Group, Inc.	6	7,814
		51,664
Agencies Brokerages and Other Insurance Related Activities - 0.6%
Aon PLC - Class A	18	6,604
Arthur J Gallagher & Co.	18	5,061
Brown & Brown, Inc.	24	2,511
Erie Indemnity Co. - Class A	3	1,347
Marsh & McLennan Cos., Inc.	42	9,166
Willis Towers Watson PLC	9	2,720
		27,409
Agriculture Construction and Mining Machinery - 0.6%
Caterpillar, Inc.	42	15,800
Deere & Co.	24	9,713
		25,513
Alumina and Aluminum Production and Processing - 0.1%
Howmet Aerospace, Inc.	33	3,291
Animal Slaughtering and Processing - 0.1%
Hormel Foods Corp.	45	1,375
Tyson Foods, Inc. - Class A	30	1,757
		3,132
Architectural and Structural Metals Manufacturing - 0.1%
Nucor Corp.	21	2,979
Architectural Engineering and Related Services - 0.1%
Jacobs Solutions, Inc.	12	1,687
Teledyne Technologies, Inc.(a)	3	1,366
		3,053

	Shares	Value
Automobile Dealers - 0.0%(b)
Carvana Co.(a)	6	$1,484
Automotive Parts Accessories and Tire Stores - 0.2%
O’Reilly Automotive, Inc.(a)	6	6,919
Basic Chemical Manufacturing - 0.5%
Celanese Corp.	6	756
FMC Corp.	6	390
International Flavors & Fragrances, Inc.	21	2,088
Linde PLC	39	17,790
		21,024
Beverage Manufacturing - 1.3%
Brown-Forman Corp. - Class B	39	1,717
Celsius Holdings, Inc.(a)	9	271
Coca-Cola Co.	375	24,491
Coca-Cola Europacific Partners PLC	39	2,964
Constellation Brands, Inc. - Class A	15	3,485
Keurig Dr Pepper, Inc.	111	3,658
Monster Beverage Corp.(a)	84	4,425
PepsiCo, Inc.	111	18,435
		59,446
Boiler Tank and Shipping Container Manufacturing - 0.0%(b)
Ball Corp.	27	1,600
Building Equipment Contractors - 0.1%
Quanta Services, Inc.	12	3,620
Building Material and Supplies Dealers - 1.0%
Home Depot, Inc.	87	34,256
Lowe’s Cos., Inc.	48	12,568
		46,824
Business Support Services - 3.1%
Amentum Holdings, Inc.(a)	6	179
Coinbase Global, Inc. - Class A(a)	21	3,764
Corpay, Inc.(a)	6	1,978
Equifax, Inc.	9	2,385
Fair Isaac Corp.(a)	3	5,979
Fidelity National Information Services, Inc.	45	4,038
Live Nation Entertainment, Inc.(a)	21	2,460
Mastercard, Inc. - Class A	78	38,968
Moody’s Corp.	15	6,811
MSCI, Inc.	6	3,427
NU Holdings Ltd. - Class A(a)	405	6,112
PayPal Holdings, Inc.(a)	87	6,899
ROBLOX Corp. - Class A(a)	54	2,793
Royalty Pharma PLC - Class A	18	486
Visa, Inc. - Class A	180	52,173
		138,452

The accompanying notes are an integral part of these financial statements.

1

REVERB ETF
SCHEDULE OF INVESTMENTS
October 31, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Cable and Other Subscription Programming - 0.5%
Charter Communications, Inc. - Class A(a)	12	$3,931
Comcast Corp. - Class A	324	14,149
Liberty Media Corp.-Liberty Formula One - Class C(a)	15	1,198
Rogers Communications, Inc. - Class B	45	1,634
Warner Bros Discovery, Inc.(a)	207	1,683
		22,595
Cement and Concrete Product Manufacturing - 0.1%
CRH PLC	57	5,439
Chemical and Allied Products Merchant Wholesalers - 0.1%
LyondellBasell Industries NV - Class A	27	2,345
Clothing Stores - 0.5%
KKR & Co., Inc.	75	10,368
Ross Stores, Inc.	27	3,773
TJX Cos., Inc.	96	10,851
		24,992
Commercial and Industrial Machinery and Equipment - 0.1%
AerCap Holdings NV	18	1,684
United Rentals, Inc.	6	4,877
		6,561
Commercial and Service Industry Machinery Manufacturing - 0.2%
KLA Corp.	12	7,995
Communications Equipment Manufacturing - 6.4%
Apple, Inc.	1,158	261,604
MongoDB, Inc.(a)	6	1,623
Motorola Solutions, Inc.	15	6,740
QUALCOMM, Inc.	90	14,649
		284,616
Computer and Peripheral Equipment Manufacturing - 1.5%
Arista Networks, Inc.(a)	27	10,434
Cisco Systems, Inc.	333	18,238
Dell Technologies, Inc. - Class C	57	7,047
Fortinet, Inc.(a)	66	5,191
HP, Inc.	81	2,877
International Business Machines Corp.	75	15,504
NetApp, Inc.	18	2,076
Super Micro Computer, Inc.(a)	60	1,747
Western Digital Corp.(a)	27	1,763
		64,877

	Shares	Value
Computer Systems Design and Related Services - 5.5%
Alphabet, Inc. - Class A	1,080	$184,799
CDW Corp.	12	2,259
CGI, Inc.(a)	18	1,993
Cognizant Technology Solutions Corp. - Class A	42	3,133
GoDaddy, Inc. - Class A(a)	12	2,001
ICON PLC(a)	6	1,333
Leidos Holdings, Inc.	12	2,198
Palantir Technologies, Inc. - Class A(a)	189	7,855
Palo Alto Networks, Inc.(a)	27	9,729
Paycom Software, Inc.	3	627
Seagate Technology Holdings PLC	18	1,807
ServiceNow, Inc.(a)	18	16,794
Snap, Inc. - Class A(a)	69	839
Snowflake, Inc. - Class A(a)	27	3,100
Unity Software, Inc.(a)	18	361
Workday, Inc. - Class A(a)	21	4,911
Zscaler, Inc.(a)	12	2,169
		245,908
Consumer Goods Rental - 0.6%
Netflix, Inc.(a)	36	27,217
Converted Paper Product Manufacturing - 0.1%
Avery Dennison Corp.	6	1,242
Kimberly-Clark Corp.	30	4,026
		5,268
Couriers and Express Delivery Services - 0.3%
FedEx Corp.	21	5,751
United Parcel Service, Inc. - Class B	69	9,250
		15,001
Cut and Sew Apparel Manufacturing - 0.1%
Lululemon Athletica, Inc.(a)	9	2,681
Dairy Product Manufacturing - 0.2%
Kraft Heinz Co.	99	3,312
Mondelez International, Inc. - Class A	114	7,807
		11,119
Data Processing Hosting and Related Services - 0.7%
Airbnb, Inc. - Class A(a)	51	6,874
Automatic Data Processing, Inc.	33	9,545
Broadridge Financial Solutions, Inc.	9	1,898
FactSet Research Systems, Inc.	3	1,362
Fiserv, Inc.(a)	51	10,093
Verisk Analytics, Inc.	12	3,297
		33,069
Department Stores - 1.3%
Burlington Stores, Inc.(a)	3	743
Walmart, Inc.	681	55,808
		56,551

The accompanying notes are an integral part of these financial statements.

2

REVERB ETF
SCHEDULE OF INVESTMENTS
October 31, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Depository Credit Intermediation - 3.9%
Bank of America Corp.	612	$25,594
Bank of Montreal	63	5,741
Bank of New York Mellon Corp.	63	4,748
Bank of Nova Scotia	105	5,406
Canadian Imperial Bank of Commerce	81	5,067
Capital One Financial Corp.	30	4,884
Citigroup, Inc.	156	10,010
Deutsche Bank AG	168	2,846
Discover Financial Services	21	3,117
Huntington Bancshares, Inc.	120	1,871
JPMorgan Chase & Co.	228	50,598
KeyCorp	39	673
M&T Bank Corp.	15	2,920
Northern Trust Corp.	18	1,809
PNC Financial Services Group, Inc.	33	6,213
Regions Financial Corp.	78	1,862
State Street Corp.	24	2,227
Toronto-Dominion Bank	144	7,959
Truist Financial Corp.	108	4,649
US Bancorp	126	6,087
Wells Fargo & Co.	288	18,697
		172,978
Direct Selling Establishments - 0.1%
DoorDash, Inc. - Class A(a)	33	5,171
Drinking Places (Alcoholic Beverages) - 0.2%
Cintas Corp.	36	7,409
Drugs and Druggists’ Sundries Merchant Wholesalers - 0.3%
Cardinal Health, Inc.	21	2,279
Cencora, Inc.	15	3,421
McKesson Corp.	12	6,007
		11,707
Electric Power Generation, Transmission and Distribution - 2.0%
AES Corp.	30	495
Ameren Corp.	24	2,091
American Electric Power Co., Inc.	45	4,444
Avangrid, Inc.	15	536
CMS Energy Corp.	24	1,671
Consolidated Edison, Inc.	30	3,050
Constellation Energy Corp.	27	7,100
DTE Energy Co.	18	2,236
Duke Energy Corp.	63	7,262
Entergy Corp.	18	2,786
Exelon Corp.	84	3,301
First Solar, Inc.(a)	9	1,750
FirstEnergy Corp.	48	2,008

	Shares	Value
GE Vernova, Inc.(a)	24	$7,240
NextEra Energy, Inc.	165	13,076
NRG Energy, Inc.	9	813
PG&E Corp.	222	4,489
PPL Corp.	63	2,051
Public Service Enterprise Group, Inc.	42	3,755
Southern Co.	93	8,466
Vistra Corp.	30	3,749
WEC Energy Group, Inc.	27	2,579
Xcel Energy, Inc.	48	3,207
		88,155
Electrical Equipment Manufacturing - 0.1%
Rockwell Automation, Inc.	9	2,400
Electronic Shopping and Mail-Order Houses - 4.2%
Amazon.com, Inc.(a)	975	181,740
Chewy, Inc. - Class A(a)	24	647
Coupang, Inc.(a)	147	3,791
eBay, Inc.	42	2,415
Etsy, Inc.(a)	6	309
		188,902
Engine Turbine and Power Transmission Equipment - 0.4%
Cummins, Inc.	12	3,948
General Electric Co.	90	15,460
		19,408
Footwear Manufacturing - 0.2%
NIKE, Inc. - Class B	132	10,181
Freight Transportation Arrangement - 0.2%
Expeditors International of Washington, Inc.	9	1,071
JB Hunt Transport Services, Inc.	9	1,625
Norfolk Southern Corp.	18	4,508
		7,204
Fruit and Vegetable Preserving and Specialty Foods - 0.0%(b)
Campbell Soup Co.	12	560
Conagra Brands, Inc.	21	608
Lamb Weston Holdings, Inc.	6	466
		1,634
Furniture and Home Furnishings Retailers - 0.0%(b)
Williams-Sonoma, Inc.	6	805
General Freight Trucking - 0.1%
Old Dominion Freight Line, Inc.	18	3,624
General Medical and Surgical Hospitals - 0.2%
HCA Healthcare, Inc.	21	7,534

The accompanying notes are an integral part of these financial statements.

3

REVERB ETF
SCHEDULE OF INVESTMENTS
October 31, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
General Merchandise Stores - 0.9%
Costco Wholesale Corp.	39	$34,093
Dollar General Corp.	18	1,441
Dollar Tree, Inc.(a)	15	970
Target Corp.	39	5,851
		42,355
Glass and Glass Product Manufacturing - 0.1%
Corning, Inc.	72	3,426
Grain and Oilseed Milling - 0.1%
Archer-Daniels-Midland Co.	39	2,153
Bunge Global SA	6	504
Kellanova	27	2,178
		4,835
Grocery and Related Product Wholesalers - 0.1%
Sysco Corp.	42	3,148
Grocery Stores - 0.1%
Kroger Co.	60	3,346
Hardware and Plumbing and Heating Equipment - 0.0%(b)
Watsco, Inc.	3	1,419
Health and Personal Care Stores - 0.2%
CVS Health Corp.	102	5,759
Ulta Beauty, Inc.(a)	3	1,107
Walgreens Boots Alliance, Inc.	36	340
		7,206
Household Appliances and Electrical and Electronic Goods Merchant Wholesalers - 0.1%
TE Connectivity PLC	27	3,980
Household Appliances Electrical Electronic Goods - 0.1%
Johnson Controls International PLC	57	4,306
Industrial Machinery Manufacturing - 0.3%
Applied Materials, Inc.	69	12,529
Insurance Carriers - 4.5%
Aflac, Inc.	48	5,030
Allstate Corp.	21	3,917
American International Group, Inc.	54	4,098
Berkshire Hathaway, Inc. - Class B(a)	165	74,402
Centene Corp.(a)	45	2,802
Chubb Ltd.	33	9,321
Cigna Group	24	7,555
Cincinnati Financial Corp.	12	1,690

	Shares	Value
Corebridge Financial, Inc.	48	$1,525
Elevance Health, Inc.	18	7,304
Everest Group Ltd.	3	1,067
Hartford Financial Services Group, Inc.	24	2,651
Humana, Inc.	9	2,320
Loews Corp.	18	1,421
Manulife Financial Corp.	150	4,381
MetLife, Inc.	60	4,705
Principal Financial Group, Inc.	21	1,730
Progressive Corp.	48	11,656
Prudential Financial, Inc.	30	3,674
Sun Life Financial, Inc.	48	2,660
Travelers Cos., Inc.	18	4,427
UnitedHealth Group, Inc.	75	42,338
W R Berkley Corp.	12	686
		201,360
Internet Software & Services - 0.1%
MercadoLibre, Inc.(a)	3	6,112
Investigation and Security Services - 0.1%
Cloudflare, Inc. - Class A(a)	30	2,631
Iron and Steel Mills and Ferroalloy Manufacturing - 0.0%(b)
ArcelorMittal SA	66	1,625
Lessors of Nonfinancial Intangible Assets - 0.0%(b)
Restaurant Brands International, Inc.	27	1,878
Machinery Equipment and Supplies Merchant Wholesalers - 0.3%
Fastenal Co.	48	3,752
Ferguson Enterprises, Inc.	18	3,541
WW Grainger, Inc.	3	3,328
		10,621
Management of Companies and Enterprises - 0.5%
Brookfield Infrastructure Partners LP	21	719
Carnival Corp.(a)	108	2,376
Citizens Financial Group, Inc.	36	1,516
CNH Industrial NV	54	606
Ferrovial SE	30	1,206
Icahn Enterprises LP	23	289
Koninklijke Philips NV(a)	78	2,044
Rivian Automotive, Inc. - Class A(a)	42	424
Royal Bank of Canada	114	13,782
Smurfit WestRock PLC	21	1,082
		24,044

The accompanying notes are an integral part of these financial statements.

4

REVERB ETF
SCHEDULE OF INVESTMENTS
October 31, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Management Scientific and Technical Consulting - 0.7%
Accenture PLC - Class A	51	$17,586
Booz Allen Hamilton Holding Corp.	12	2,180
Eaton Corp. PLC	33	10,942
		30,708
Media Streaming Distribution Services, Social Networks, and Other Media Networks and Content Providers - 0.0%(b)
Sirius XM Holdings, Inc.	16	427
Medical and Diagnostic Laboratories - 0.0%(b)
Fortrea Holdings, Inc.(a)	3	50
Labcorp Holdings, Inc.	3	685
Quest Diagnostics, Inc.	9	1,394
		2,129
Medical Equipment and Supplies Manufacturing - 1.9%
3M Co.	45	5,781
Align Technology, Inc.(a)	6	1,230
Baxter International, Inc.	42	1,499
Becton Dickinson and Co.	24	5,606
Boston Scientific Corp.(a)	126	10,587
Cooper Cos., Inc.(a)	18	1,884
Dexcom, Inc.(a)	33	2,326
Edwards Lifesciences Corp.(a)	51	3,418
Insulet Corp.(a)	3	695
Intuitive Surgical, Inc.(a)	30	15,115
Johnson & Johnson	141	22,540
ResMed, Inc.	12	2,910
Stryker Corp.	30	10,688
Zimmer Biomet Holdings, Inc.	18	1,925
		86,204
Metal and Mineral (except Petroleum) Merchant Wholesalers - 0.0%(b)
Reliance, Inc.	3	859
Metal Ore Mining - 0.7%
Agnico Eagle Mines Ltd.	42	3,624
Barrick Gold Corp.	147	2,840
Cameco Corp.	36	1,880
Franco-Nevada Corp.	15	1,990
Freeport-McMoRan, Inc.	123	5,538
Newmont Corp.	96	4,362
Southern Copper Corp.	66	7,230
Wheaton Precious Metals Corp.	39	2,574
		30,038
Motion Picture and Video Industries - 0.1%
Take-Two Interactive Software, Inc.(a)	15	2,426

	Shares	Value
Motor Vehicle and Motor Vehicle Parts and Supplies Merchant Wholesalers - 0.1%
Copart, Inc.(a)	81	$4,169
Genuine Parts Co.	12	1,376
LKQ Corp.	12	442
		5,987
Motor Vehicle Manufacturing - 1.6%
Ford Motor Co.	330	3,396
General Motors Co.	93	4,721
PACCAR, Inc.	45	4,693
Tesla, Inc.(a)	243	60,713
		73,523
Motor Vehicle Parts Manufacturing - 0.0%(b)
Aptiv PLC(a)	21	1,193
Magna International, Inc.	12	474
		1,667
NAICS~Other Financial Investment Activities - 0.0%(b)
Brookfield Asset Management Ltd.	18	955
Natural Gas Distribution - 0.5%
Atmos Energy Corp.	12	1,665
CenterPoint Energy, Inc.	54	1,595
Cheniere Energy, Inc.	18	3,445
Cheniere Energy Partners LP	39	1,971
Eversource Energy	30	1,976
Fortis, Inc.	39	1,686
Kinder Morgan, Inc.	189	4,632
Sempra Energy	54	4,502
		21,472
Navigational Measuring Electromedical and Control Instruments Manufacturing - 2.0%
Agilent Technologies, Inc.	24	3,127
AMETEK, Inc.	21	3,850
Avantor, Inc.(a)	57	1,275
Danaher Corp.	60	14,740
Fortive Corp.	30	2,143
GE HealthCare Technologies, Inc.	39	3,407
Hologic, Inc.(a)	21	1,698
IDEXX Laboratories, Inc.(a)	6	2,441
Illumina, Inc.(a)	12	1,730
Keysight Technologies, Inc.(a)	15	2,235
L3Harris Technologies, Inc.	15	3,712
Medtronic PLC	108	9,639
Northrop Grumman Corp.	12	6,108
Revvity, Inc.	6	712
Roper Technologies, Inc.	9	4,840
Teradyne, Inc.	15	1,593
Thermo Fisher Scientific, Inc.	30	16,390
Trane Technologies PLC	18	6,663

The accompanying notes are an integral part of these financial statements.

5

REVERB ETF
SCHEDULE OF INVESTMENTS
October 31, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Navigational Measuring Electromedical and Control Instruments Manufacturing - (Continued)
Trimble, Inc.(a)	9	$544
Waters Corp.(a)	6	1,939
		88,786
Newspaper Periodical Book and Directory Publishers - 0.1%
Thomson Reuters Corp.	39	6,382
NondepositoryCredit Intermediation - 0.5%
American Express Co.	60	16,205
UBS Group AG	270	8,283
		24,488
Nonmetallic Mineral Mining and Quarrying - 0.2%
Martin Marietta Materials, Inc.	6	3,554
Vulcan Materials Co.	12	3,287
		6,841
Nonresidential Building Construction - 0.1%
Stellantis NV	246	3,351
Office Administrative Services - 0.1%
Baker Hughes Co.	84	3,199
Offices of Physicians - 0.0%(b)
Molina Healthcare, Inc.(a)	6	1,927
Offices of Real Estate Agents and Brokers - 0.1%
CBRE Group, Inc. - Class A(a)	24	3,143
Oil and Gas Extraction - 0.5%
Canadian Natural Resources Ltd.	90	3,062
Coterra Energy, Inc.	63	1,507
Devon Energy Corp.	54	2,089
Dominion Energy, Inc.	69	4,107
EOG Resources, Inc.	48	5,854
EQT Corp.	18	658
Marathon Oil Corp.	24	665
Occidental Petroleum Corp.	78	3,908
Tamboran Resources Corp.(a)	87	1,631
		23,481
Other Electrical Equipment and Component Manufacturing - 0.0%(b)
Hubbell, Inc.	3	1,281
Other Fabricated Metal Product Manufacturing - 0.2%
Axon Enterprise, Inc.(a)	3	1,271
Emerson Electric Co.	48	5,197
Masco Corp.	18	1,438
		7,906

	Shares	Value
Other Financial Investment Activities - 1.8%
Ameriprise Financial, Inc.	9	$4,593
Apollo Global Management, Inc.	48	6,877
Ares Management Corp. - Class A	15	2,515
Blackrock, Inc.	12	11,772
Blackstone, Inc.	60	10,065
Brookfield Corp.	129	6,837
DraftKings, Inc. - Class A(a)	39	1,377
Ferrari NV	15	7,138
Lucid Group, Inc.(a)	99	219
Morgan Stanley	135	15,694
S&P Global, Inc.	27	12,970
T Rowe Price Group, Inc.	18	1,977
Vinfast Auto Ltd.(a)	99	376
		82,410
Other Food Manufacturing - 0.1%
General Mills, Inc.	45	3,061
J M Smucker Co.	3	341
McCormick & Co., Inc.+	24	1,878
McCormick & Co., Inc.	15	1,177
		6,457
Other General Purpose Machinery Manufacturing - 0.5%
IDEX Corp.	3	644
Illinois Tool Works, Inc.	24	6,267
Mettler-Toledo International, Inc.(a)	3	3,875
Parker-Hannifin Corp.	12	7,609
Xylem, Inc.	21	2,557
		20,952
Other Information Services - 2.6%
CoStar Group, Inc.(a)	33	2,402
Meta Platforms, Inc. - Class A	195	110,678
Pinterest, Inc. - Class A(a)	54	1,717
VeriSign, Inc.(a)	9	1,591
		116,388
Other Investment Pools and Funds - 0.2%
Alcon AG	42	3,862
Garmin Ltd.	15	2,975
Incyte Corp.(a)	9	667
		7,504
Other Miscellaneous Store Retailers - 0.1%
Amcor PLC	111	1,235
Tractor Supply Co.	9	2,390
		3,625
Other Professional Scientific and Technical Services - 0.1%
Gartner, Inc.(a)	6	3,015
IQVIA Holdings, Inc.(a)	15	3,087
		6,102

The accompanying notes are an integral part of these financial statements.

6

REVERB ETF
SCHEDULE OF INVESTMENTS
October 31, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Other Telecommunications - 0.4%
BCE, Inc.	75	$2,420
TELUS Corp.	126	1,992
Verizon Communications, Inc.	333	14,029
		18,441
Other Transit and Ground Passenger Transportation - 0.3%
Uber Technologies, Inc.(a)	171	12,321
Paint Coating and Adhesive Manufacturing - 0.2%
PPG Industries, Inc.	21	2,615
Sherwin-Williams Co.	21	7,534
		10,149
Pesticide Fertilizer and Other Agricultural Chemical Manufacturing - 0.1%
CF Industries Holdings, Inc.	9	740
Mosaic Co.	12	321
NUTRIEN Ltd.	42	2,003
		3,064
Petroleum and Coal Products Manufacturing - 1.9%
Carlisle Cos., Inc.	3	1,267
Chevron Corp.	150	22,323
Exxon Mobil Corp.	351	40,990
Hess Corp.	27	3,631
Marathon Petroleum Corp.	27	3,928
Phillips 66	36	4,385
Suncor Energy, Inc.	108	4,079
Valero Energy Corp.	27	3,503
		84,106
Petroleum and Petroleum Products Merchant Wholesalers - 0.1%
Energy Transfer LP	285	4,697
Pharmaceutical and Medicine Manufacturing - 4.6%
Abbott Laboratories	141	15,985
AbbVie, Inc.	144	29,357
Alnylam Pharmaceuticals, Inc.(a)	12	3,199
Amgen, Inc.	45	14,407
Biogen, Inc.(a)	12	2,088
BioMarin Pharmaceutical, Inc.(a)	9	593
Bristol-Myers Squibb Co.	165	9,202
Eli Lilly & Co.	78	64,720
Gilead Sciences, Inc.	102	9,060
Merck & Co., Inc.	165	16,883
Moderna, Inc.(a)	30	1,631
Pfizer, Inc.	456	12,905
Regeneron Pharmaceuticals, Inc.(a)	9	7,544
Vertex Pharmaceuticals, Inc.(a)	21	9,995

	Shares	Value
West Pharmaceutical Services, Inc.	6	$1,848
Zoetis, Inc.	39	6,972
		206,389
Pipeline Transportation of Crude Oil - 0.2%
Enbridge, Inc.	183	7,393
Pipeline Transportation of Natural Gas - 0.4%
Enterprise Products Partners LP	183	5,245
Pembina Pipeline Corp.	48	2,006
TC Energy Corp.	87	4,046
Williams Cos., Inc.	102	5,342
		16,639
Printing and Related Support Activities - 0.0%(b)
Warner Music Group Corp. - Class A	21	671
Professional and Commercial Equipment - 0.1%
Samsara, Inc. - Class A(a)	48	2,294
STERIS PLC	9	1,997
		4,291
Pulp, Paper, and Paperboard Mills - 0.0%(b)
International Paper Co.	15	833
Packaging Corp. of America	3	687
		1,520
Radio and Television Broadcasting - 0.5%
Fox Corp. - Class B	39	1,519
Spotify Technology SA(a)	15	5,777
Walt Disney Co.	147	14,141
		21,437
Rail Transportation - 0.5%
Canadian Pacific Kansas City Ltd.	78	6,018
CSX Corp.	165	5,551
Union Pacific Corp.	51	11,836
		23,405
Railroad Rolling Stock Manufacturing - 0.1%
Westinghouse Air Brake Technologies Corp.	15	2,820
Residential Building Construction - 0.2%
DR Horton, Inc.	27	4,563
Lennar Corp. - Class B	24	3,848
PulteGroup, Inc.	18	2,331
		10,742
Resin Synthetic Rubber and Artificial Synthetic - 0.2%
Albemarle Corp.	6	568
Dow, Inc.	60	2,963
DuPont de Nemours, Inc.	36	2,988
Westlake Corp.	12	1,583
		8,102

The accompanying notes are an integral part of these financial statements.

7

REVERB ETF
SCHEDULE OF INVESTMENTS
October 31, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Restaurants and Other Eating Places - 0.9%
Chipotle Mexican Grill, Inc.(a)	126	$7,027
Darden Restaurants, Inc.	9	1,440
McDonald’s Corp.	57	16,650
Starbucks Corp.	90	8,793
Veralto Corp.	21	2,146
Yum China Holdings, Inc.	15	662
Yum! Brands, Inc.	24	3,148
		39,866
Sawmills and Wood Preservation - 0.0%(b)
Builders FirstSource, Inc.(a)	9	1,543
Scheduled Air Transportation - 0.1%
American Airlines Group, Inc.(a)	27	362
Delta Air Lines, Inc.	54	3,090
Southwest Airlines Co.	51	1,559
United Airlines Holdings, Inc.(a)	15	1,174
		6,185
Scientific Research and Development Services - 0.1%
Exact Sciences Corp.(a)	9	620
MPLX LP	87	3,865
		4,485
Securities and Commodity Contracts Intermediation and Brokerage - 0.6%
Charles Schwab Corp.	117	8,287
Goldman Sachs Group, Inc.	27	13,980
Raymond James Financial, Inc.	18	2,668
Robinhood Markets, Inc. - Class A(a)	36	846
Tradeweb Markets, Inc. - Class A	18	2,286
		28,067
Securities and Commodity Exchanges - 0.3%
Intercontinental Exchange, Inc.	48	7,482
LPL Financial Holdings, Inc.	3	846
Nasdaq, Inc.	48	3,548
		11,876
Semiconductor and Other Electronic Component Manufacturing - 9.6%
Advanced Micro Devices, Inc.(a)	132	19,017
Amphenol Corp. - Class A	102	6,836
Analog Devices, Inc.	42	9,371
Best Buy Co., Inc.	18	1,628
Broadcom, Inc.	363	61,627
Enphase Energy, Inc.(a)	6	498
GLOBALFOUNDRIES, Inc.(a)	45	1,642
Intel Corp.	345	7,424
Jabil, Inc.	6	739
Lam Research Corp.	120	8,922
Marvell Technology, Inc.	72	5,768
Microchip Technology, Inc.	45	3,302

	Shares	Value
Micron Technology, Inc.	93	$9,267
Monolithic Power Systems, Inc.	3	2,278
NVIDIA Corp.	1,962	260,475
NXP Semiconductors NV	21	4,924
ON Semiconductor Corp.(a)	36	2,538
Otis Worldwide Corp.	33	3,241
Skyworks Solutions, Inc.	6	525
STMicroelectronics NV	75	2,035
Texas Instruments, Inc.	75	15,237
Vertiv Holdings Co. - Class A	30	3,279
		430,573
Services to Buildings and Dwellings - 0.0%(b)
Rollins, Inc.	42	1,980
Soap Cleaning Compound and Toilet Preparation - 1.3%
Air Products and Chemicals, Inc.	18	5,589
Church & Dwight Co., Inc.	21	2,098
Clorox Co.	9	1,427
Colgate-Palmolive Co.	66	6,185
Ecolab, Inc.	24	5,897
Estee Lauder Cos., Inc. - Class A	30	2,068
Kenvue, Inc.	162	3,715
Procter & Gamble Co.	192	31,715
		58,694
Software Publishers - 9.8%
Adobe, Inc.(a)	36	17,211
Akamai Technologies, Inc.(a)	6	607
ANSYS, Inc.(a)	6	1,923
Atlassian Corp. - Class A(a)	21	3,959
Autodesk, Inc.(a)	18	5,108
Bentley Systems, Inc. - Class B	12	579
Block, Inc.(a)	51	3,688
Cadence Design Systems, Inc.(a)	24	6,627
Check Point Software Technologies Ltd.(a)	9	1,559
Crowdstrike Holdings, Inc. - Class A(a)	21	6,234
Datadog, Inc. - Class A(a)	30	3,763
Dynatrace, Inc.(a)	12	646
Electronic Arts, Inc.	21	3,168
Global Payments, Inc.	21	2,178
Hewlett Packard Enterprise Co.	111	2,163
HubSpot, Inc.(a)	3	1,664
Intuit, Inc.	24	14,647
Microsoft Corp.	690	280,382
Mobileye Global, Inc. - Class A(a)	33	449
Okta, Inc.(a)	6	431
Oracle Corp.	225	37,764
PTC, Inc.(a)	9	1,668
Salesforce, Inc.	78	22,727
Shopify, Inc. - Class A(a)	105	8,212
Synopsys, Inc.(a)	12	6,163

The accompanying notes are an integral part of these financial statements.

8

REVERB ETF
SCHEDULE OF INVESTMENTS
October 31, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Software Publishers - (Continued)
Tyler Technologies, Inc.(a)	3	$1,817
Veeva Systems, Inc. - Class A(a)	12	2,506
		437,843
Spectator Sports - 0.1%
Flutter Entertainment PLC(a)	15	3,492
Sporting Goods Hobby and Musical Instrument Stores - 0.0%(b)
Dick’s Sporting Goods, Inc.	6	1,174
Steel Product Manufacturing from Purchased Steel - 0.0%(b)
Steel Dynamics, Inc.	12	1,566
Sugar and Confectionery Product Manufacturing - 0.1%
Hershey Co.	18	3,196
Support Activities for Crop Production - 0.1%
Corteva, Inc.	57	3,472
Support Activities for Mining - 0.5%
Cenovus Energy, Inc.	153	2,459
ConocoPhillips	96	10,516
Diamondback Energy, Inc.	15	2,651
Halliburton Co.	75	2,080
Targa Resources Corp.	18	3,005
Teck Resources Ltd. - Class B	42	1,953
		22,664
Tobacco Manufacturing - 0.6%
Altria Group, Inc.	144	7,842
Philip Morris International, Inc.	126	16,720
		24,562
Travel Arrangement and Reservation Services - 0.5%
Booking Holdings, Inc.	3	14,029
Expedia Group, Inc.(a)	12	1,876
Royal Caribbean Cruises Ltd.	21	4,333
		20,238
Traveler Accommodation - 0.3%
Hilton Worldwide Holdings, Inc.	21	4,932
Las Vegas Sands Corp.	63	3,267
Marriott International, Inc. - Class A	24	6,240
MGM Resorts International(a)	12	442
		14,881
Ventilation Heating Air-Conditioning and Commercial Refrigeration Equipment Manufacturing - 0.2%
Carrier Global Corp.	75	5,454
Dover Corp.	12	2,272
Ingersoll Rand, Inc.	33	3,168
		10,894

	Shares	Value
Waste Treatment and Disposal - 0.4%
Republic Services, Inc.	27	$5,346
Waste Connections, Inc.	21	3,712
Waste Management, Inc.	33	7,123
		16,181
Water Sewage and Other Systems - 0.0%(b)
American Water Works Co., Inc.	15	2,072
Wired and Wireless Telecommunications Carriers - 0.3%
AT&T, Inc.	579	13,051
Wired Telecommunications Carriers - 0.5%
T-Mobile US, Inc.	90	20,084
Zoom Video Communications, Inc. - Class A(a)	27	2,018
		22,102
TOTAL COMMON STOCKS (Cost $3,101,519)		4,376,996
REAL ESTATE INVESTMENT TRUSTS - 1.8%
Alexandria Real Estate Equities, Inc.	15	1,673
American Tower Corp.	39	8,328
AvalonBay Communities, Inc.	12	2,659
Crown Castle, Inc.	36	3,870
Digital Realty Trust, Inc.	27	4,812
Equinix, Inc.	9	8,173
Equity Residential	30	2,111
Essex Property Trust, Inc.	3	852
Extra Space Storage, Inc.	18	2,939
Invitation Homes, Inc.	51	1,602
Iron Mountain, Inc.	24	2,970
Lineage, Inc.	9	666
Mid-America Apartment Communities, Inc.	9	1,362
Prologis, Inc.	75	8,471
Public Storage	15	4,936
Realty Income Corp.	75	4,453
SBA Communications Corp.	9	2,065
Simon Property Group, Inc.	27	4,566
Sun Communities, Inc.	9	1,194
Ventas, Inc.	33	2,161
VICI Properties, Inc.	87	2,763
Welltower, Inc.	51	6,879
Weyerhaeuser Co.	60	1,870
WP Carey, Inc.	9	501
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $70,052)		81,876

The accompanying notes are an integral part of these financial statements.

9

REVERB ETF
SCHEDULE OF INVESTMENTS
October 31, 2024 (Unaudited)(Continued)

	Shares	Value
SHORT-TERM INVESTMENTS - 0.4%
Money Market Funds - 0.4%
First American Treasury Obligations Fund - Class X, 4.79%(c)	17,301	$17,301
TOTAL SHORT-TERM INVESTMENTS (Cost $17,301)		17,301
TOTAL INVESTMENTS - 100.0% (Cost $3,188,872)		4,476,173
Other Assets in Excess of Liabilities - 0.0%(b)		1,343
TOTAL NET ASSETS - 100.0%		$4,477,516

Percentages are stated as a percent of net assets.
AG - Aktiengesellschaft
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima
SE - Societas Europeae
(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)	The rate shown represents the 7-day annualized effective yield as of October 31, 2024.
+	Non-voting shares.
The accompanying notes are an integral part of these financial statements.

10

Reverb ETF
STATEMENT OF ASSETS AND LIABILITIES
at October 31, 2024 (Unaudited)

ASSETS
Investments in securities, at value (cost $3,188,872)	$ 4,476,173
Receivables:
Dividends and interest	2,395
Dividend tax reclaim	104
Total assets	4,478,672
LIABILITIES
Payables:
Due to advisor	1,156
Total liabilities	1,156
NET ASSETS	$4,477,516
CALCULATION OF NET ASSET VALUE PER SHARE
Net assets applicable to shares outstanding	$ 4,477,516
Shares issued and outstanding [unlimited number of shares (par value $0.01) authorized]	150,000
Net asset value per share	$29.85
COMPONENTS OF NET ASSETS
Paid-in capital	$ 3,128,733
Total distributable earnings	1,348,783
Net assets	$4,477,516

The accompanying notes are an integral part of these financial statements.

11

Reverb ETF
STATEMENT OF OPERATIONS
For the Six Months Ended October 31, 2024 (Unaudited)

INVESTMENT INCOME
Income
Dividends (net of foreign tax withheld of $637)	$28,382
Interest	600
Total income	28,982
Expenses
Management fees	6,513
Total expenses	6,513
Net investment income	22,469
REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized loss on transactions from:
Investments	(214)
Net change in unrealized appreciation on:
Investments	513,148
Net realized and unrealized gain on investments	512,934
Net increase in net assets resulting from operations	$535,403

The accompanying notes are an integral part of these financial statements.

12

Reverb ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended October 31, 2024 (Unaudited)	Year Ended April 30, 2024
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$22,469	$39,638
Net realized gain/(loss) on transactions from:
Investments	(214)	29,132
Net change in unrealized appreciation on:
Investments	513,148	572,811
Net increase in net assets resulting from operations	535,403	641,581
DISTRIBUTIONS TO SHAREHOLDERS
Net dividends and distributions	—	(35,986)
Total dividends and distributions	—	(35,986)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net change in outstanding shares(a)	—	1,175,960
Total increase in net assets	535,403	1,781,555
NET ASSETS
Beginning of period	3,942,113	2,160,558
End of period	$ 4,477,516	$3,942,113

(a)	A summary of share transactions is as follows:

	Six Months Ended October 31, 2024 (Unaudited)		Year Ended April 30, 2024
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	—	$ —	50,000	$1,175,960
Shares redeemed	—	—	—	—
Net increase	—	$—	50,000	$1,175,960

The accompanying notes are an integral part of these financial statements.

13

Reverb ETF
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	Six Months Ended October 31, 2024 (Unaudited)	Year Ended April 30, 2024	November 3, 2022* through April 30, 2023
Net asset value, beginning of period	$26.28	$ 21.61	$ 19.24
Income from investment operations:
Net investment income	0.15	0.24	0.14
Net realized and unrealized gain on investments	3.42	4.67	2.28
Total from investment operations	3.57	4.91	2.42
Less distributions:
From net investment income	—	(0.24)	(0.05)
From net realized gains	—	(0.00)+	—
Total distributions	—	(0.24)	(0.05)
Net asset value, end of period	$29.85	$ 26.28	$ 21.61
Total return, at NAV	13.58%(2)	22.81%	12.60%(2)
Total return, at Market	13.62%(2)	22.98%	12.60%(2)
Ratios/supplemental data:
Net assets, end of period (thousands)	$ 4,478	$ 3,942	$ 2,161
Ratio of expenses to average net assets	0.30%(1)	0.30%	0.30%(1)
Ratio of net investment income to average net assets	1.04%(1)	1.20%	1.27%(1)
Portfolio turnover rate(3)	1.71%(2)	12.17%	2.37%(2)

(1)	Annualized.
(2)	Not Annualized.
(3)	Excludes impact of in-kind transactions.
*	Commencement of operations.
+	Amount is less than $0.005 per share.
The accompanying notes are an integral part of these financial statements.

14

REVERB ETF
NOTES TO FINANCIAL STATEMENTS
at October 31, 2024 (Unaudited)
NOTE 1 – ORGANIZATION
The Reverb ETF (the “Fund”) is a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.” The Fund began operations on November 3, 2022. The investment objective of the Fund is to achieve long-term capital appreciation.
Shares of the Fund are listed on Cboe BZX Exchange, Inc. (“the “Exchange”) and trade on the Exchange at market prices. These prices may differ from the shares’ net asset value (“NAV”). The Fund issues and redeems shares at NAV only in large blocks known as “Creation Units,” which generally consist of 50,000 shares, though this may change from time to time. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities closely approximating the holdings of the Fund and/or a designated amount of U.S. cash. Once created, shares trade in the secondary market in quantities less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased directly from or redeemed directly to the Fund by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with Quasar Distributors, LLC (the “Distributor”). Most retail investors do not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A purchase (i.e., creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of Creation Units. The Fund charges $500 for the standard fixed creation fee, payable to the Custodian. In addition, a variable fee may be charged on cash purchases, non-standard orders, or partial cash purchases of Creation Units of up to a maximum of 2% as a percentage of the total value of the Creation Units subject to the transaction. Variable fees received by the Fund are displayed in the Capital Share Transactions section of the Statement of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with $0.01 par value per share.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.
A.	Security Valuation: All investments in securities are generally valued using market valuations, as described in Note 3.
B.
Federal Income Taxes: It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income or excise tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The tax returns of the Fund’s prior three fiscal years are open for examination. Management has reviewed all open tax years in major jurisdictions and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax events relating to uncertain income tax positions taken or expected to be taken on a tax return. The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Wisconsin; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.
C.
Security Transactions, Income and Distributions: Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on a specific identification basis. Interest income

15

REVERB ETF
NOTES TO FINANCIAL STATEMENTS
at October 31, 2024 (Unaudited)(Continued)
is recorded on an accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.
Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.
The Fund distributes substantially all net investment income, if any, and net realized gains, if any, annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes.
The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with federal income tax regulations which differ from accounting principles generally accepted in the United States of America. To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax treatment.
D.
Reclassification of Capital Accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

E.
Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

F.
REITs: The Fund has made certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon available funds from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits resulting in the excess portion being designated as a return of capital. The Fund intends to include the gross dividends from such REITs in its annual distributions to its shareholders and, accordingly, a portion of the Fund’s distributions may also be designated as a return of capital.

G.
Events Subsequent to the Fiscal Period End: In preparing the financial statements as of October 31, 2024, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements. Management has determined there were no subsequent events that would need to be disclosed in the Fund’s financial statements.

NOTE 3 – SECURITIES VALUATION
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for a majority of security types. These inputs are summarized in the three broad levels listed below:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

16

REVERB ETF
NOTES TO FINANCIAL STATEMENTS
at October 31, 2024 (Unaudited)(Continued)
Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.
The Fund calculates its net asset value per share as of the scheduled close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m. Eastern time, each day the NYSE is open for business.
Equity Securities: The Fund’s investments are carried at fair value. Equity securities, including common stocks and real estate investment trusts, that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
Investment Companies: Investments in open-end mutual funds, including money market funds, are generally priced at their net asset value per share provided by the service agent of the funds and will be classified in Level 1 of the fair value hierarchy.
Short-Term Securities: Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices. To the extent the inputs are observable and timely, these securities would be classified in Level 2 of the fair value hierarchy.
The Board of Trustees (the “Board”) has adopted a valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s net asset value (“NAV”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Fund’s investment adviser, Distribution Cognizant, LLC (“Adviser”), as the “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5, subject to the Board’s oversight. The Adviser, as Valuation Designee is, authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.
Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s securities as of October 31, 2024:

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$4,376,996	$—	$—	$4,376,996
Real Estate Investment Trusts	81,876	—	—	81,876
Money Market Funds	17,301	—	—	17,301
Total Assets	$4,476,173	$—	$—	$4,476,173

Refer to the Fund’s schedule of investments for a detailed break-out of securities by industry classification.
Accounting Pronouncements – In June 2022, the FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities.
ASU 2022-03 is currently effective for the Fund. Management has determined that there was no significant impact of these amendments on the Fund’s financial statements.

17

REVERB ETF
NOTES TO FINANCIAL STATEMENTS
at October 31, 2024 (Unaudited)(Continued)
In October 2022, the Securities and Exchange Commission (the “SEC”) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require the Fund to tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. The Fund has implemented these requirements as of the compliance date of July 24, 2024.
NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
The Adviser serves as the investment adviser to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, taxes and governmental fees, brokerage fees, commissions and other transaction expenses, certain foreign custodial fees and expenses, costs of borrowing money, including interest expenses, and extraordinary expenses (such as litigation and indemnification expenses and shareholder proxy). For the services it provides to the Fund, the Fund pays the Adviser a unified management fee, which is calculated daily and paid monthly, at an annual rate of 0.30% of the Fund’s average daily net assets.
The Adviser has overall responsibility for overseeing the investment of the Fund’s assets, managing the Fund’s business affairs, and providing certain clerical, bookkeeping and other administrative services for the Trust. Penserra Capital Management, LLC (“Penserra” or “the Sub-Adviser”) acts as the Sub-Adviser to the Fund. The Sub-Adviser has responsibility to make day-to-day investment decisions for the Fund and selects broker-dealers for executing portfolio transactions, subject to the Sub-Adviser’s best execution obligations and the Trust’s and the Sub-Adviser’s brokerage policies. For the services it provides to the Fund, the Sub-Adviser is compensated by the Adviser from the management fees paid by the Fund to the Adviser.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”) serves as the Fund’s administrator, fund accountant and transfer agent. U.S. Bank N.A. serves as custodian (the “Custodian”) to the Fund. The Custodian is an affiliate of Fund Services. Fund Services maintains the Fund’s books and records, calculates the Fund’s NAV, prepares various federal and state regulatory filings, coordinates the payment of fund expenses, reviews expense accruals and prepares materials supplied to the Board of Trustees. The officers of the Trust and the Chief Compliance Officer are also employees of Fund Services.
The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is a wholly-owned subsidiary of Foreside Financial Group, LLC, doing business as ACA Group.
NOTE 5 – PURCHASES AND SALES OF SECURITIES
For the six months ended October 31, 2024, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $96,639 and $72,879, respectively.
For the six months ended October 31, 2024, there were no in-kind transactions associated with creations and redemptions. There were no purchases or sales of U.S. Government securities during the six months ended October 31, 2024.
During the six months ended October 31, 2024, the Fund had no realized net capital gains resulting from in-kind redemptions in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash.

18

REVERB ETF
NOTES TO FINANCIAL STATEMENTS
at October 31, 2024 (Unaudited)(Continued)
NOTE 6 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
As of April 30, 2024, the Fund’s most recently completed fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments(a)	$3,172,858
Gross unrealized appreciation	884,729
Gross unrealized depreciation	(117,356)
Net unrealized appreciation(a)	767,373
Undistributed ordinary income	12,451
Undistributed long-term capital gain	34,442
Total distributable earnings	46,893
Other accumulated gain/(loss)	(886)
Total accumulated gain/(loss)	$813,380

(a)	The difference between the book-basis and tax-basis net unrealized appreciation and cost is attributable to partnership adjustments.
The tax character of distributions paid during the six months ended October 31, 2024, and the year ended April 30, 2024, was as follows:

	October 31, 2024	April 30, 2024
Ordinary income	$ —	$35,873
Long-term capital gains	—	113

NOTE 7 – PRINCIPAL RISKS
Below is a summary of some, but not all, of the principal risks of investing in the Fund, each of which may adversely affect the Fund’s net asset value and total return. The Fund’s most recent prospectus provides further descriptions of the Fund’s investment objective, principal investment strategies and principal risks.
•
Newer Adviser Risk. The Adviser was a new entity formed in 2021 and has not previously managed an ETF. ETFs and their advisers are subject to restrictions and limitations imposed by the Investment Company Act of 1940, as amended (the “1940 Act”) and the Internal Revenue Code. As a result, investors do not have a long-term track record of managing a pooled investment vehicle from which to judge the newly-formed Adviser and the Adviser may not achieve the intended result in managing the Fund.

•
Management Risk. The investment strategies, practices and risk analysis used by the Adviser may not produce the desired results. The ability of the Fund to meet its investment objective is directly related to the Adviser’s investment strategies for the Fund. If the Adviser’s investment strategies do not produce the expected results, your investment could be diminished or even lost.

•
Consumer Sentiment Risk. Investment decisions that are based primarily on consumer sentiment involve additional risks. Information received may be inaccurate, incomplete or misleading. Information received may be outdated or could be duplicative making the information ineffective for accurately gauging current sentiment. There is a possibility that users have an undisclosed agenda with an attempt to manipulate a company’s stock price.

•
Research Risk. The Adviser does not conduct company research on any of the positions held in the portfolio outside of analysis of the sentiment data received from the Reverberate App. The Adviser also does not consider market developments or the status of the economy in its management of the Fund. The Adviser’s strategy is to base its investment decisions entirely on the expressions of sentiment as identified in the Reverberate App. As a result, the Fund is subject to the risks, which may be substantial, that negative developments effecting a held company, the economy, or markets in general, may not be apparent to the users of the Reverberate App. These negative developments could have significant negative impact on the value of your investment and the Fund’s portfolio.

19

REVERB ETF
NOTES TO FINANCIAL STATEMENTS
at October 31, 2024 (Unaudited)(Continued)
•
Reverberate App. The Reverberate App is a new web-based utility and currently has a limited number of users. The ability of the App to properly and accurately gauge public sentiment is highly dependent on its ability to attain a high level of regular usage among a broad market segment of the population. If the App is unable to draw sufficient users to express their views on a company, the Adviser will invest in the company at a level equal to its market-capitalization proportional to that of the Investable Universe. If the Adviser is unable to take material active positions due to lack of sufficient data or otherwise, the Fund will likely experience performance similar to the broad large capitalization market in general. In addition, while the App seeks to use tools and technology to identify and limit the influence of non-human users (Bots) or multiple votes by the same user, there is no guarantee that it will be successful in doing so. In that event, the information provided by the App may not properly reflect sentiment regarding a company, leading the Adviser to take active positions in a company that are inconsistent with true market sentiment. The investment strategy of relying entirely on general public sentiment as expressed on a web-based user app in order to take active positions is novel. The strategy may not work and this may have a significant negative impact on the value of your investment.

•
General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including: inflation (or expectations for inflation); interest rates; global demand for particular products or resources; natural disasters or events; pandemic diseases; terrorism; regulatory events; and government controls. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors, which has resulted in disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.

•
Equity Securities Risk. The value of the Fund’s shares will go up or down based on the movement of the overall stock market and the value of the individual securities held by the Fund, both of which can sometimes be volatile.

•
High Portfolio Turnover Risk. The Fund may be subject to increased trading based on the level of user responses received and this trading can lead to higher than normal portfolio turnover. The Fund may frequently buy and sell portfolio securities and other assets to rebalance the Fund’s exposure to specific securities. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover may cause the Fund’s performance to be less than you expect.

•	ETF Risks. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:
•
Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

20

REVERB ETF
NOTES TO FINANCIAL STATEMENTS
at October 31, 2024 (Unaudited)(Continued)
•
Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•
Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

•
Trading. Although Shares are listed for trading on Cboe BZX Exchange, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares, and this could lead to differences between the market price of the Shares and the underlying value of those Shares.

•
Newer Fund Risk. The Fund is a recently organized investment company with a limited operating history. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund.

•
Sector Emphasis Risk. The securities of companies in the same or related businesses, if comprising a significant portion of the Fund’s portfolio, could react in some circumstances negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the portfolio to a greater extent than if such business comprised a lesser portion of the Fund’s portfolio. The Adviser does not manage the Fund’s sector exposure so that at any given time the Fund may have significant exposure to individual sectors.

NOTE 8 – REPORT OF THE FUND’S SPECIAL SHAREHOLDER MEETING
At the board meeting held on June 27, 2024, the Board of Trustees (the “Board”) nominated two new Independent Trustees, Anne Kritzmire and Craig Wainscott, as well as one current Independent Trustee, Michele Rackey for election and appointment by shareholders of the Trust. At a special shareholder meeting held on August 27, 2024, shareholders voted to elect and appoint the three nominees as Independent Trustees to the Board. The vote results were as follows:

Outstanding Shares	Total Shares Voted(1)
610,254,146.13	422,548,104.53	69.24%

(1)	To approve the election of three Trustees to serve until his or her successor is elected and qualified.

	FOR(2)			WITHHOLD
	Shares Voted	% of Voted Shares	% of Outstanding Shares	Shares Voted	% of Voted Shares	% of Outstanding Shares
(01) Craig Wainscott	420,753,222.93	99.58%	68.95%	1,794,881.60	0.42%	0.29%
(02) Anne Kritzmire	420,814,806.36	99.59%	68.96%	1,733,298.17	0.41%	0.28%
(03) Michele Rackey	419,476,647.18	99.27%	68.74%	3,071,457.36	0.73%	0.50%

(1)	Quorum:
Forty percent of the shares of the Trust entitled to vote, present in person or represented by proxy, constitutes a quorum.
(2)	Vote Required:
The nominees will be elected as Trustees of the Trust if they receive a plurality of the votes cast by all shares of the Trust to be voted in the aggregate.

21

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

See Item 7(a).

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

All fund expenses, including Trustee compensation, are paid by the investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Fund’s Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Advisors Series Trust

By (Signature and Title)*	/s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive Officer/Principal
Executive Officer

Date	1/7/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive Officer/Principal Executive Officer

Date	1/7/2025

By (Signature and Title)*	/s/ Kevin J. Hayden
Kevin J. Hayden, Vice President/Treasurer/Principal Financial Officer

Date	1/8/2025

* Print the name and title of each signing officer under his or her signature.